Expense Example - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Select Class	May 30, 2023 USD ($)
Expense Example:
1 year	$ 24
3 years	80
5 years	142
10 years	$ 327